UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
[ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


//s//    W. Whitfield Gardner	___	Chadds Ford, Pennsylvania	November 16, 2009

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		103

Form 13F Information Table Value Total:		$4,061,075
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105    63323  4272775 SH       SOLE                  2725465           1547310
Acacia Research                COM              003881307     1578   181145 SH       SOLE                   181145
Activision Blizzard, Inc.      COM              00507V109    85338  6887628 SH       SOLE                  4402988           2484640
Alcoa Inc.                     COM              013817101    49187  3749039 SH       SOLE                  2296604           1452435
America Movil - ADR Series L   COM              02364W105    59053  1347315 SH       SOLE                  1043030            304285
Anadarko Petroleum Corporation COM              032511107    93281  1487025 SH       SOLE                   942480            544545
Apple Computer, Inc.           COM              037833100   140997   760709 SH       SOLE                   475329            285380
Arris Group, Inc.              COM              04269Q100     1738   133620 SH       SOLE                   133620
Aspect Medical Systems, Inc.   COM              045235108      240    20000 SH       SOLE                    20000
BJ Services Company            COM              055482103      583    30000 SH       SOLE                    30000
Bank of America Corp.          COM              060505104   184388 10897633 SH       SOLE                  7184765           3712868
Best Buy Company, Inc.         COM              086516101    74473  1984893 SH       SOLE                  1263673            721220
Beverly National Corp.         COM              088115100      579    25953 SH       SOLE                    25953
Boeing Co.                     COM              097023105    57569  1063135 SH       SOLE                   681050            382085
Boston Scientific Corp.        COM              101137107    78769  7438053 SH       SOLE                  4471933           2966120
CA, Inc.                       COM              12673P105    56978  2591085 SH       SOLE                  1642495            948590
CB Richard Ellis Services      COM              12497T101     2358   200824 SH       SOLE                   200824
CME Group, Inc.                COM              12572Q105    68130   221064 SH       SOLE                   139729             81335
CSX Corp.                      COM              126408103    52130  1245350 SH       SOLE                   778010            467340
CVS Corporation                COM              126650100   102639  2871830 SH       SOLE                  1786385           1085445
Candela Corp.                  COM              136907102      435   131900 SH       SOLE                   131900
Celgene Corp.                  COM              151020104    95468  1707840 SH       SOLE                   991925            715915
Chevron Corporation            COM              166764100    51093   725450 SH       SOLE                   451065            274385
Corning, Inc.                  COM              219350105    61414  4011352 SH       SOLE                  2535527           1475825
Crown Holdings, Inc.           COM              228368106     3539   130112 SH       SOLE                   130112
D&E Communications, Inc.       COM              232860106      372    32400 SH       SOLE                    32400
Dean Foods Co.                 COM              242370104    67447  3791285 SH       SOLE                  2437710           1353575
Dreamworks Animation SKG, Inc. COM              26153C103     3560   100074 SH       SOLE                   100074
ESCO Technologies, Inc.        COM              296315104     1723    43740 SH       SOLE                    43740
Equinix, Inc.                  COM              29444U502     2564    27874 SH       SOLE                    27874
Express Scripts                COM              302182100   101379  1306762 SH       SOLE                   780820            525942
FTI Consulting Inc.            COM              302941109     1324    31070 SH       SOLE                    31070
FedEx Corporation              COM              31428X106    86544  1150548 SH       SOLE                   719878            430670
Freeport-McMoRan Copper & Gold COM              35671D857    70568  1028535 SH       SOLE                   665865            362670
Genoptix, Inc.                 COM              37243V100     1945    55925 SH       SOLE                    55925
Gilead Sciences, Inc.          COM              375558103    89995  1935375 SH       SOLE                  1135459            799916
Goldleaf Financial Solutions,  COM              38144H208      196   200000 SH       SOLE                   200000
Goldman Sachs, Inc.            COM              38141G104   126400   685655 SH       SOLE                   439132            246523
Goodrich Petroleum Corporation COM              382410405     2157    83570 SH       SOLE                    83570
Google, Inc. Cl-A              COM              38259P508    94172   189921 SH       SOLE                   120936             68985
Harleysville National Corp.    COM              412850109      160    30000 SH       SOLE                    30000
Hertz Global Holdings, Inc.    COM              42805T105     1442   133120 SH       SOLE                   133120
Hewlett-Packard Co.            COM              428236103    87209  1847247 SH       SOLE                  1154797            692450
Human Genome Sciences, Inc.    COM              444903108     1194    63435 SH       SOLE                    63435
Humana, Inc.                   COM              444859102   138476  3712500 SH       SOLE                  2420105           1292395
ISHARES TR RUSSELL  1000 GROWT COM              464287614     4543    98100 SH       SOLE                    98100
Intel Corp.                    COM              458140100    76464  3907226 SH       SOLE                  2434941           1472285
International Business Machine COM              459200101    85763   717025 SH       SOLE                   447185            269840
KB Home                        COM              48666K109     1792   107910 SH       SOLE                   107910
Lam Research Corp.             COM              512807108    67365  1972047 SH       SOLE                  1248912            723135
Liberty Media Corp. - Entertai COM              53071M500   107107  3442848 SH       SOLE                  2147146           1295702
Liberty Media Corp. - Interact COM              53071M104     2181   198795 SH       SOLE                   198795
Lubrizol Corp.                 COM              549271104      848    11865 SH       SOLE                    11865
MEMC Electronic Materials, Inc COM              552715104    67727  4072593 SH       SOLE                  2624273           1448320
MICROS Systems, Inc.           COM              594901100     2197    72777 SH       SOLE                    72777
Marathon Oil Corp.             COM              565849106    68975  2162240 SH       SOLE                  1339835            822405
Marvell Technology Group, Ltd. COM              G5876H105    77698  4799135 SH       SOLE                  2996635           1802500
Mastercard Inc. - Class A      COM              57636Q104   113082   559395 SH       SOLE                   358756            200639
McDermott International        COM              580037109    80137  3171240 SH       SOLE                  2012575           1158665
McDonald's Corp.               COM              580135101    51833   908230 SH       SOLE                   566360            341870
McKesson Corp.                 COM              58155Q103   101208  1699547 SH       SOLE                  1043377            656170
MetLife, Inc.                  COM              59156R108    63269  1661904 SH       SOLE                  1043065            618839
Metavante Technologies, inc.   COM              591407101      634    18400 SH       SOLE                    18400
Millicom International Cellula COM              L6388F110     2535    34854 SH       SOLE                    34854
Monsanto Company               COM              61166W101    52544   678859 SH       SOLE                   425359            253500
NATCO Group, Inc.              COM              63227W203      531    12000 SH       SOLE                    12000
NII Holdings, Inc.             COM              62913F201    22482   747910 SH       SOLE                    90250            657660
Net 1 UEPS Technologies, Inc.  COM              64107N206     1927    91936 SH       SOLE                    91936
Northern Trust Corp.           COM              665859104    46179   793998 SH       SOLE                   446703            347295
Nyfix, Inc.                    COM              670712108      206   125000 SH       SOLE                   125000
Oracle Corp.                   COM              68389X105    73412  3522643 SH       SOLE                  2191663           1330980
Pep Boys - Manny, Moe & Jack   COM              713278109      916    93760 SH       SOLE                    93760
Pepsi Bottling Group, Inc.     COM              713409100      547    15000 SH       SOLE                    15000
Perot Systems Corp.            COM              714265105      297    10000 SH       SOLE                    10000
Petroleo Brasileiro, S.A.      COM              71654V408      431     9400 SH       SOLE                     9400
Pioneer Natural Resources Comp COM              723787107     1307    36025 SH       SOLE                    36025
Plantronics Inc.               COM              727493108     1687    62920 SH       SOLE                    62920
Precision Cast Parts           COM              740189105     5784    56780 SH       SOLE                    26460             30320
Qualcomm, Inc.                 COM              747525103   102052  2268829 SH       SOLE                  1347984            920845
Range Resources Corp.          COM              75281A109     2383    48272 SH       SOLE                    48272
ResMed Inc.                    COM              761152107     1740    38500 SH       SOLE                    38500
Research In Motion Ltd.        COM              760975102    28516   421643 SH       SOLE                   326170             95473
SIGA Technologies, Inc.        COM              826917106     2702   342472 SH       SOLE                   342472
SPSS, Inc.                     COM              78462K102      282     5649 SH       SOLE                     5649
Sanofi-Aventis - ADR           COM              80105N105    31099   841650 SH       SOLE                   636380            205270
Schering Plough Corp.          COM              806605101      593    21000 SH       SOLE                    21000
Seabright Insurance Holdings   COM              811656107     1098    96175 SH       SOLE                    96175
Sepracor Inc.                  COM              817315104      458    20000 SH       SOLE                    20000
Shaw Group Inc.                COM              820280105     6229   194095 SH       SOLE                   110255             83840
Sunair Services Corp.          COM              867017105      135    50000 SH       SOLE                    50000
TD Ameritrade Holding Corporat COM              87236Y108    67124  3419445 SH       SOLE                  2082575           1336870
TJX Company, Inc.              COM              872540109    73922  1989838 SH       SOLE                  1241723            748115
Tessera Technologies, Inc.     COM              88164L100     2802   100465 SH       SOLE                   100465
Teva Pharmaceutical - SP ADR   COM              881624209    79125  1564973 SH       SOLE                  1225508            339465
The DIRECTV Group, Inc.        COM              25459L106     2989   108373 SH       SOLE                   108373
Tower Group, Inc.              COM              891777104     2442   100124 SH       SOLE                   100124
United Parcel Service, Inc. -  COM              911312106     4991    88375 SH       SOLE                    51190             37185
UnitedHealth Group, Inc.       COM              91324P102     2416    96470 SH       SOLE                     5720             90750
Urban Outfitters, Inc.         COM              917047102    78198  2591907 SH       SOLE                  1648952            942955
Varian Inc.                    COM              922206107      541    10587 SH       SOLE                    10587
Wellpoint, Inc.                COM              94973V107    34799   734780 SH       SOLE                   415130            319650
Wells Fargo & Co.              COM              949746101    86165  3057666 SH       SOLE                  1859591           1198075
Wyeth                          COM              983024100      559    11500 SH       SOLE                    11500